S000045648 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	127 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Morningstar US Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	24.09%	13.96%	12.66%
Morningstar US Dividend Growth Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	16.67%	10.52%	11.46%
iShares Core Dividend Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent	16.61%	10.45%	11.39%
Performance Inception Date				Jun. 10, 2014
iShares Core Dividend Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.97%	9.82%	10.76%
iShares Core Dividend Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.26%	8.19%	9.28%